Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.65%
Aerospace & Defense–3.22%
Airbus SE (France)	238,053	$36,023,748
General Electric Co.	942,647	160,438,519
Huntington Ingalls Industries, Inc.(b)	204,626	57,291,188
Northrop Grumman Corp.	228,140	110,492,765
		364,246,220
Air Freight & Logistics–0.88%
United Parcel Service, Inc., Class B	761,017	99,213,786
Apparel Retail–0.59%
TJX Cos., Inc. (The)	593,525	67,080,196
Apparel, Accessories & Luxury Goods–0.67%
Cie Financiere Richemont S.A. (Switzerland)	494,775	75,468,679
Application Software–1.39%
Intuit, Inc.	90,645	58,679,041
Salesforce, Inc.	379,008	98,087,270
		156,766,311
Asset Management & Custody Banks–2.11%
Ares Management Corp., Class A(b)	498,322	76,342,930
BlackRock, Inc.	184,220	161,468,830
		237,811,760
Building Products–2.40%
Carlisle Cos., Inc.	146,952	61,511,168
Fortune Brands Innovations, Inc.	850,851	68,757,270
Johnson Controls International PLC	1,963,943	140,500,482
		270,768,920
Construction Materials–1.72%
CRH PLC	2,273,252	194,817,696
Consumer Finance–1.34%
American Express Co.	599,997	151,823,241
Consumer Staples Merchandise Retail–2.87%
Walmart, Inc.	4,728,180	324,542,275
Diversified Banks–8.73%
Fifth Third Bancorp	1,973,742	83,568,236
JPMorgan Chase & Co.	1,846,706	392,979,037
PNC Financial Services Group, Inc. (The)	1,301,626	235,724,469
Wells Fargo & Co.	4,607,970	273,436,940
		985,708,682
Diversified Metals & Mining–0.49%
Teck Resources Ltd., Class B (Canada)	1,130,708	55,415,999
Electric Utilities–3.85%
American Electric Power Co., Inc.	1,189,719	116,735,228
Entergy Corp.	1,618,172	187,659,407
PPL Corp.	4,382,198	130,238,925
		434,633,560
Shares		Value
Electrical Components & Equipment–3.51%
ABB Ltd. (Switzerland)	2,185,290	$121,298,040
Emerson Electric Co.	1,458,004	170,746,848
Hubbell, Inc.	263,341	104,190,867
		396,235,755
Electronic Manufacturing Services–1.15%
TE Connectivity Ltd.	839,027	129,487,037
Financial Exchanges & Data–0.99%
CME Group, Inc., Class A	577,828	111,931,062
Food Distributors–1.43%
Sysco Corp.	2,101,037	161,044,486
Health Care Equipment–3.08%
Becton, Dickinson and Co.	731,631	176,366,969
Stryker Corp.	310,115	101,547,157
Zimmer Biomet Holdings, Inc.	625,444	69,643,189
		347,557,315
Home Improvement Retail–2.12%
Lowe’s Cos., Inc.	975,985	239,614,077
Household Products–1.41%
Colgate-Palmolive Co.	1,605,911	159,290,312
Human Resource & Employment Services–0.77%
Automatic Data Processing, Inc.	330,281	86,738,396
Industrial Machinery & Supplies & Components–1.44%
Parker-Hannifin Corp.	290,609	163,078,146
Industrial REITs–1.69%
Prologis, Inc.	1,515,584	191,039,363
Integrated Oil & Gas–4.37%
Chevron Corp.(b)	2,096,503	336,425,837
Suncor Energy, Inc. (Canada)	3,938,386	157,220,369
		493,646,206
Integrated Telecommunication Services–1.17%
Deutsche Telekom AG (Germany)	5,044,511	131,951,708
Investment Banking & Brokerage–2.80%
Charles Schwab Corp. (The)	1,567,258	102,169,549
Morgan Stanley	2,077,189	214,386,677
		316,556,226
Life Sciences Tools & Services–0.63%
Lonza Group AG (Switzerland)	107,645	71,681,792
Managed Health Care–3.33%
UnitedHealth Group, Inc.	652,405	375,889,665
Movies & Entertainment–1.50%
Walt Disney Co. (The)	1,803,179	168,939,841
Multi-Family Residential REITs–0.66%
Mid-America Apartment Communities, Inc.	534,975	74,773,456

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Multi-line Insurance–2.05%
American International Group, Inc.	2,925,500	$231,787,365
Multi-Utilities–0.88%
Public Service Enterprise Group, Inc.	1,247,956	99,549,450
Oil & Gas Exploration & Production–3.17%
ConocoPhillips	1,820,307	202,418,138
Marathon Oil Corp.	5,561,434	155,998,224
		358,416,362
Oil & Gas Storage & Transportation–0.58%
Cheniere Energy, Inc.	360,316	65,808,114
Packaged Foods & Meats–0.86%
Nestle S.A. (Switzerland)	961,738	97,416,935
Personal Care Products–0.51%
L’Oreal S.A. (France)	132,424	57,266,420
Pharmaceuticals–6.53%
AstraZeneca PLC (United Kingdom)	1,006,381	159,884,528
Johnson & Johnson	1,666,853	263,112,746
Merck & Co., Inc.	1,736,096	196,404,541
Sanofi S.A., ADR(b)	2,274,154	117,823,919
		737,225,734
Property & Casualty Insurance–0.99%
Hartford Financial Services Group, Inc. (The)	1,011,608	112,207,559
Rail Transportation–1.77%
Union Pacific Corp.	808,370	199,449,130
Restaurants–1.63%
McDonald’s Corp.	692,561	183,805,689
Semiconductor Materials & Equipment–0.67%
Lam Research Corp.	81,812	75,368,487
Semiconductors–3.68%
Analog Devices, Inc.	1,170,317	270,787,948
Broadcom, Inc.	503,985	80,980,310
Microchip Technology, Inc.	719,485	63,875,878
		415,644,136
Soft Drinks & Non-alcoholic Beverages–1.68%
PepsiCo, Inc.	1,096,853	189,393,608
Specialty Chemicals–1.77%
DuPont de Nemours, Inc.	1,432,045	119,862,167
PPG Industries, Inc.	630,190	80,021,526
		199,883,693
Shares		Value
Systems Software–1.63%
Microsoft Corp.	438,995	$183,653,558
Technology Hardware, Storage & Peripherals–0.62%
Dell Technologies, Inc., Class C	620,513	70,539,918
Timber REITs–0.87%
Weyerhaeuser Co.	3,085,529	97,996,401
Tobacco–2.70%
Philip Morris International, Inc.	2,644,351	304,523,461
Trading Companies & Distributors–0.54%
AerCap Holdings N.V. (Ireland)	644,171	60,519,866
Transaction & Payment Processing Services–1.21%
Visa, Inc., Class A(b)	514,017	136,558,896
Total Common Stocks & Other Equity Interests (Cost $7,981,264,452)		10,914,766,950
Money Market Funds–3.72%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	146,875,492	146,875,492
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	272,763,776	272,763,776
Total Money Market Funds (Cost $419,639,268)		419,639,268
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $8,400,903,720)		11,334,406,218
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.09%
Invesco Private Government Fund, 5.30%(c)(d)(e)	34,122,239	34,122,239
Invesco Private Prime Fund, 5.48%(c)(d)(e)	89,233,136	89,259,906
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,382,145)		123,382,145
TOTAL INVESTMENTS IN SECURITIES–101.46% (Cost $8,524,285,865)		11,457,788,363
OTHER ASSETS LESS LIABILITIES—(1.46)%		(165,138,184)
NET ASSETS–100.00%		$11,292,650,179
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,276,421	$774,080,088	$(741,481,017)	$-	$-	$146,875,492	$3,186,495
Invesco Liquid Assets Portfolio, Institutional Class	81,621,747	512,726,647	(594,347,667)	(13,969)	13,242	-	2,220,461
Invesco Treasury Portfolio, Institutional Class	130,601,624	1,007,999,293	(865,837,141)	-	-	272,763,776	3,737,644
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,569,365	273,549,907	(329,997,033)	-	-	34,122,239	2,166,871*
Invesco Private Prime Fund	232,953,581	598,284,822	(742,024,425)	(7,484)	53,412	89,259,906	5,823,498*
Total	$650,022,738	$3,166,640,757	$(3,273,687,283)	$(21,453)	$66,654	$543,021,413	$17,134,969

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,163,775,100	$750,991,850	$—	$10,914,766,950
Money Market Funds	419,639,268	123,382,145	—	543,021,413
Total Investments	$10,583,414,368	$874,373,995	$—	$11,457,788,363
Invesco Diversified Dividend Fund